10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Amounts paid or payable		$ 26,685	$ 129,505	$ 165,105
Option based payment		75,426	66,419	867,306
Owed at year end		2,691	2,678	15,539
Director for Investor Relations
Amounts paid or payable		0	62,000	82,000
Option based payment		0	0	311,984
Owed at year end		1,195	1,378	8,473
Consulting (a)
Amounts paid or payable	[1]	0	28,000	56,000
Option based payment	[1]	0	0	311,984
Owed at year end	[1]	0	0	4,239
Consulting (b)
Amounts paid or payable	[2]	1,125	900	675
Option based payment	[2]	0	0	137,993
Owed at year end	[2]	0	0	0
To an officer of the company (c)
Amounts paid or payable	[3]	25,560	38,605	26,430
Option based payment	[3]	75,426	66,419	105,345
Owed at year end	[3]	$ 1,496	$ 1,300	$ 2,827

[1]	fees for project management services which have been capitalized to subcontracts on the Morrison claims and option based payments and other services which have been allocated to operating expenses as consulting fees.
[2]	fees for services which have been allocated to operating expenses as consulting fees.
[3]	for accounting and management services.